F1 Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Risk Management [Abstract]
Summary of Capital Objectives-Related Information
Capital objectives-related information

	2025	2024

Free cash flow before M&A as % of net sales 1)	11.3%	16.2%

Positive net cash (SEK billion) 1)	61.2	37.8

Credit rating and outlook

Fitch Ratings	BBB–, stable	BBB–, stable

S&P Global	BBB–, stable	BBB–, stable

Moody’s	Ba1, positive	Ba1, stable

1)	For more information about the measures, see Alternative performance measures and Financial terminology.

Summary of Net Exposure for Largest Currencies Impact on Sales
Currency exposure, SEK billion

Currency	Sales trans- lation	Sales trans- action	Sales net	Cost trans- lation	Cost trans- action	1)	Cost net

USD 2)	91.0	45.9	136.9	–54.8	–40.7		–95.5

EUR	35.2	3.4	38.6	–28.7	–2.3		–31.0

JPY	8.5	–	8.5	–2.9	0.2		–2.7

SAR	5.7	0.1	5.8	–3.0	0.1		–2.9

INR	12.2	–1.4	10.8	–8.4	0.1		–8.3

CAD	3.7	–	3.7	–1.8	0.2		–1.6

CNY	3.7	–	3.7	–2.6	1.1		–1.5

BRL	3.0	–	3.0	–2.3	1.4		–0.9

1)	External purchases in foreign currency translated to functional currency.
2)
Sales transaction exposure in 2025 includes volume in the cash flow hedge of USD 2,140 million. Based on the outstanding cash flow hedge volume at year end, the hedged sales volume that will occur in 2026 is USD 1,613 million.

Summary of Sensitivity to Interest Rate Increase of One Basis Point
Sensitivity to interest rate increase of 1 basis point, SEK million

	< 3M	3–12M	1–3Y	3–5Y	>5Y	Total

Interest-bearing assets	–	–1	–3	–7	–	–11

Interest-bearing liabilities 1)	–	–	2	2	–	4

Derivatives	–1	–	–	4	2	5
Total	–1	–1	–1	–1	2	–2

1)	Borrowings are included as they are designated FVTPL.

Disclosure of Outstanding Derivatives
Outstanding derivatives

	Gross amount recognized	Offset	Net amount presented	Related amounts not offset – collaterals	Net

2025

Currency
derivatives 1)

Assets	2,965	–33	2,932	–2,782	150

Liabilities	–201	33	–168	3	–165

Interest rate
derivatives

Assets	1	–	1	–	1

Liabilities	–	–	–	–	–

2024

Currency
derivatives 1)

Assets	214	–29	185	–92	93

Liabilities	–3,361	29	–3,332	3,237	–95

Interest rate
derivatives

Assets	–	–	–	–	–

Liabilities	–5	–	–5	–	–5

1)	Currency derivatives designated as cash flow hedge of SEK 2,600 (0) million are included in Other current receivables and SEK 0 (2,229) million in Other current liabilities.

Summary of Currency Derivatives Designated as Hedging Instruments	Foreign exchange forward contracts

	< 3 months	3–12 months	> 1 year	Total

Notional Amount (USD millions)	1,023	590	714	2,327

Average forward rate (SEK/USD)	10.14	10.53	10.16

Summary of Movements in Allowances for Impairment of Trade Receivables and Contract Assets

Movements in allowances for impairment of trade receivables and contract assets	2025	2024

Opening balance	2,827	2,585

Balances regarding acquired business	–17	–

Decrease/Increase in allowance	–239	265

Write-offs	–19	–21

Translation difference	–225	–2

Closing balance	2,327	2,827

Summary of Aging Analysis of Gross Values of Trade Receivables and Contracts Assets by Risk Category
Aging analysis of gross values of trade receivables and contracts assets by risk category

		Days past dues
	Not due	1–90	91–180	181–360	>360	Total

2025

Country risk: Low	33,195	908	92	171	233	34,599

Country risk: Medium	9,514	915	174	241	438	11,282

Country risk: High	2,103	382	93	81	1,447	4,106

Total	44,812	2,205	359	493	2,118	49,987

2024

Country risk: Low	33,801	2,914	243	270	261	37,489

Country risk: Medium	9,379	1,025	164	168	659	11,395

Country risk: High	2,684	449	117	133	1,635	5,018

Total	45,864	4,388	524	571	2,555	53,902

Disclosure of Customer Finance Fair Value Reconciliation
Customer finance fair value reconciliation

	2025	2024

Opening balance	4,522	6,917

Additions	18,102	20,758

Disposals/repayments	–21,189	–23,920

Revaluation/amortization of interest 1)	54	407

Translation difference	–399	360

Closing balance	1,090	4,522

of which non-current	238	190

1)	Revaluation loss recognized in Selling and administrative expenses of SEK 90 (gain of 6) million, of which loss of SEK 90 (gain of 6) million relate to credits held at the end of the year.

Summary of Cash, Cash Equivalents and Interest-Bearing Securities
Cash, cash equivalents and interest bearing securities

	Rating or equi- valent	< 3 M	3–12 M	1–5 Y	>5 Y	Total

2025

Bank deposits		39,386	226	–	–	39,612

Other financial institutions		384	–	–	–	384

Type of issuer:

Governments	AAA	2,488	835	11,754	845	15,922

Corporates	A2/P2	5,901	547	–	–	6,448

Mortgage institutes	AAA	1,001	5,873	24,699	–	31,573

		49,160	7,481	36,453	845	93,939

2024

Bank deposits		40,749	389	–	–	41,138

Other financial institutions		1,437	–	–	–	1,437

Type of issuer:

Governments	AA/AAA	4,639	995	3,175	603	9,412

Corporates	A2/P2	2,672	198	–	–	2,870

Mortgage institutes	AAA	–	5,353	14,878	783	21,014

		49,497	6,935	18,053	1,386	75,871

Summary of Funding Programs
Funding programs
1
)

	Amount	Utilized	Unutilized
Euro Medium Term Note program (USD million)	5,000	2,259	2,741

Commercial Paper Program (SEK million)	10,000	–	10,000

1)	There are no financial covenants related to these programs.

Summary of Committed Credit Facilities
Committed credit facilities

	Amount	Utilized	Unutilized

Multi-currency revolving credit facility (USD million) 1)	2,000	–	2,000

Liquidity revolving credit facility (USD million) 2)	500	–	500

1)	The facility does not have interest rates linked to credit rating or financial covenants but is linked to two of Ericsson’s sustainability KPIs. The facility matures in September 2028.
2)	The facility matures in May 2027.

Summary of Reconciliation of Level 3 Fair Value of Other Financial Asset Investment in Shares and Participations
Reconciliation of Level 3 fair value of other financial assets

Investment in shares and participations

Opening balance	1,867

Additions	523

Disposals	–149

Gains or losses 1)	–319

Translation differences	–13

Closing balance	1,909

1)	Table shows net gains or losses recognized in Other operating income or expenses, of which SEK 314 million unrealized loss relate to Level 3 assets held at the end of the year.

Summary of Financial Instruments
Financial instruments

	2025					2024
	Amortized	Fair	Fair value hierarchy level			Amortized	Fair	Fair value hierarchy level
SEK billion	cost	value	Level 1	Level 2	Level 3	cost	value	Level 1	Level 2	Level 3
Assets at fair value through profit or loss
Customer finance	–	1.1	–	–	1.1	–	4.5	–	–	4.5
Interest-bearing securities	–	49.9	45.4	4.5	–	–	31.7	30.4	1.3	–
Cash equivalents 1)	–	25.3	–	25.3	–	–	24.3	0.3	24.0	–
Other financial assets	–	1.9	–	–	1.9	–	2.7	0.8	–	1.9
Other current assets	–	2.9	–	2.9	–	–	0.2	–	0.2	–

Assets at fair value through OCI
Trade receivable	–	40.3	–	–	40.3	–	44.2	–	–	44.2

Assets at amortized cost
Interest-bearing securities	0.1	–	–	–	–	0.3	–	–	–	–

Other financial assets	0.1	–	–	–	–	0.3	–	–	–	–

Financial assets	0.2	121.4				0.6	107.6

Financial liabilities at designated FVTPL
Parent Company borrowings		–29.6	–18.8	–10.8	–	–	–35.7	–19.7	–16.0	–

Financial liabilities at FVTPL
Other current liabilities		–0.2	–	–0.2	–	–	–3.3	–	–3.3	–

Liabilities at amortized cost
Trade payables	–26.3	–	–	–	–	–30.2	–	–	–	–

Borrowings	–3.1	–	–	–	–	–2.3	–	–	–	–

Financial liabilities	–29.4	–29.8				–32.5	–39.0

1)	Total Cash and cash equivalent is SEK 43.9 (43.9) billion, of which SEK 25.3 (24.3) billion relating to Cash equivalents are presented in the table above.

Summary of Exposure of trade receivables and contract assets	Exposure of trade receivables and contract assets

	2025	2024

Gross balance	49,987	53,902

Allowance for expected credit losses	–2,327	–2,827

Net balance and carrying value	47,660	51,075